Share-based payments - Non-vested shares (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares
Share-based Payments
Share based payment expenses recognized | ¥	¥ 951,048	¥ 688,083		¥ 671,210
Employees
Share-based Payments
Share based payment expenses recognized | ¥	¥ 317,503	¥ 65,165		¥ 65,884
Restricted shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of Audit Committee and consultants (in shares) | shares	1,628,542	2,418,556		1,102,576
Non-vested shares movement
Outstanding at the beginning of the period | shares	3,399,817	2,923,502
Granted | shares	1,628,542	2,418,556		1,102,576
Vested | shares	(1,481,693)	(1,102,773)
Forfeited | shares	(554,973)	(839,468)
Outstanding at the end of the period | shares	2,991,693	3,399,817		2,923,502
Restricted shares | Employees
Share-based Payments
Aggregate fair value of the restricted shares at grant dates | ¥	¥ 956,864	¥ 2,019
Share based payment expenses recognized | ¥	518,026	617,192		¥ 605,326
2012 Stock Incentive Plan | Restricted shares
Share-based Payments
Aggregate fair value of the restricted shares at grant dates | ¥				¥ 527,552
Unrecognized compensation cost related to non-vested shares | ¥	¥ 1,082,970	¥ 998,075	¥ 998,075
Weighted-average vesting period over which unrecognized compensation cost is to be recognized	3 years 1 month 24 days
Weighted average granted fair value per share of non-vested shares granted during the year (in dollars per share) | (per share)	¥ 587.56	¥ 286.64	¥ 41.43	¥ 478.47	$ 65.59
2012 Stock Incentive Plan | Restricted shares | Employees
Share-based Payments
Forfeiture rate (as a percent)	28.00%	25.00%		22.00%